REVENUES	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
REVENUES
4.	REVENUES

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Educational programs	618,326	831,106	1,071,605	155,859
Franchise revenues(a)	63,532	100,013	125,214	18,212
Others	29,135	38,156	75,069	10,918

	710,993	969,275	1,271,888	184,989

(a)

Initial franchise fees amounted to RMB15,566, RMB23,302 and RMB19,904 (US$2,895), and recurring franchise fees amounted to RMB47,966, RMB76,711 and RMB105,310 (US$15,317) for the years ended December 31, 2016, 2017 and 2018, respectively.

The following table provides information about contract assets and liabilities from contracts with customers:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Cost to obtain contract with customers-current	—	551	80
Cost to obtain contract with customers-non current	—	1,274	185
Contract liabilities-current	812,821	959,363	139,534
Contract liabilities-non current	—	36,037	5,241

During the year of 2018, the contract liabilities balance included decreases for revenues recognized during the period and increases related to new enrollments. For the year ended December 31, 2018, revenue recognized from amounts included in contract liabilities at the beginning of the period was RMB808,554(US$117,599). As of December 31, 2018, the remaining performance obligations related to educational program services that are partially or wholly unsatisfied are expected to be satisfied within one year, and other remaining performance obligations related to franchise services that are partially or wholly unsatisfied which will be satisfied from one to five years.